THOMPSON COBURN LLP
One US Bank Plaza
St. Louis, MO  63101
(314) 552-6295
January 31, 2010

EDGAR  CORRESPONDENCE

Linda B. Stirling, Esq.
U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Ms. Stirling:

We are enclosing Post-Effective Amendment No. 159 (“PEA No. 159”) to the registration statement on Form N-1A of Unified Series Trust in respect of its series, the Dean Small Cap Fund and the Dean Large Cap Fund (the “Large Cap Fund”)(together with the Dean Small Cap Fund, the “Funds”).

The Large Cap Fund has elected to change the focus of its investment strategy from large cap securities to mid cap securities, and consequently, its name.  The Large Cap Fund’s currently effective prospectus discloses that the Large Cap Fund may change its investment policy at any time. However, the Large Cap Fund is providing shareholders with 60 days’ advance notice of this change so that investors will have an opportunity to evaluate whether remaining in the Fund meets their investment objectives.

PEA No. 159 reflects these and other non-material changes, and has been marked against the Funds’ current prospectus to show such changes.  We respectfully request that the SEC staff selectively review only those sections of PEA 159 that contain material changes as follows:

Summary and Statutory Prospectus of the Dean Mid Cap Fund
Principal Investment Strategies
Principal Risks
Performance

We look forward to receiving your comments.  We intend to submit a 485(b) filing after PEA 159 to incorporate any comments of the Staff and to add any other necessary information.   If you have any questions regarding PEA No. 159, please contact me at (314) 552-6295.

Sincerely,

THOMPSON COBURN LLP

By:  /s/ Dee Anne Sjögren